Assets Sold Under Agreements to Repurchase - Summary of Maturities of Outstanding Assets Sold under Agreements to Repurchase by Facility Maturity Date (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	$ 3,784,685
Weighted average maturity (in months)	3 years 8 months 12 days
Within 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	$ 1,185,874
Over 30 to 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	1,874,899
Over 90 days to 180 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	0
Over 180 days to 1 year [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	506,120
Maturity One Year To Two Years [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Maturity of repurchase agreements	$ 217,792